Provisions - Summary Of Changes In Provisions On Unused Loan Commitments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	₩ 112,296		₩ 122,155	₩ 112,554
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	0		0	0
Transfer to expected credit loss for the entire period	0		0	0
Transfer to credit-impaired financial assets	0		0	0
Net provision for (reversal of) unused amount	(6,332)		(9,991)	9,874
Changes due to business combinations				7
Others	69		132	(280)
Ending balance	106,033	[1]	112,296	122,155
Stage 1
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	67,440		63,240	65,038
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	14,349		15,522	8,006
Transfer to expected credit loss for the entire period	(2,619)		(2,338)	(2,704)
Transfer to credit-impaired financial assets	(197)		(110)	(174)
Net provision for (reversal of) unused amount	(11,402)		(9,005)	(6,653)
Changes due to business combinations				7
Others	69		131	(280)
Ending balance	67,640	[1]	67,440	63,240
Stage 2
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	44,536		55,726	43,164
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(14,217)		(14,965)	(7,500)
Transfer to expected credit loss for the entire period	2,648		3,129	3,299
Transfer to credit-impaired financial assets	(306)		(226)	(186)
Net provision for (reversal of) unused amount	5,527		871	16,949
Changes due to business combinations				0
Others	0		1	0
Ending balance	38,188	[1]	44,536	55,726
Stage 3
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	320		3,189	4,352
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(132)		(557)	(506)
Transfer to expected credit loss for the entire period	(29)		(791)	(595)
Transfer to credit-impaired financial assets	503		336	360
Net provision for (reversal of) unused amount	(457)		(1,857)	(422)
Changes due to business combinations				0
Others	0		0	0
Ending balance	₩ 205	[1]	₩ 320	₩ 3,189

[1]	Recognized as a result of new financial guarantee contract valued at initial fair value.